Trade, Other Receivables and Other assets	12 Months Ended
Dec. 31, 2020
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Trade, Other Receivables and Other assets
NOTE 11: TRADE, OTHER RECEIVABLES AND OTHER ASSETS

(€’000)	As at December 31,
	2020	2019
Trade receivables	165	156
Advance deposits	220	149
Net Investment in Lease	230	253
Other receivables	—	—

Total Trade and Other receivables	615	558

Current Grant receivables (RCAs)	145	693
Current Grant receivables (Others)	—	993

Total Current Grant receivables	145	1 686

Prepaid expenses	1 343	647
VAT receivable	342	356
Income and other tax receivables	25	251

Total Other current assets	1 711	1 253

Total Trade receivables, advances and other current assets	2 471	3 497

Impairment of receivables is assessed on an individual basis at the end of each accounting year.
At December 31, 2020 and 2019, no receivable was overdue. There were no carrying amounts for trade and other receivables denominated in foreign currencies, except for the net investment in lease for which carrying amount is under USD. No impairments were recorded on trade receivables and other current assets (see note 4).
The current net investment in lease refers to the receivable recorded under IFRS16

Leases accounting standard as the Group subleases some office spaces it leases from a head lessor.
As of December 31, 2020, grant receivables for a total amount of €0.1 million has been recorded due to Walloon Region recoverable cash advances regarding CYAD-02 (numbered 8088) and new convention signed in 2020 regarding CYAD-101 (numbered 8212). The decrease of the current grant receivables between the years 2019 and 2020 is mainly explained by higher cash proceeds from the Walloon Region in 2020 compared to expenses subsidized by these RCAs and other grants recognized in 2020.
The increase on prepaid expenses as of December 31, 2020 compared to December 31 2019 for €0.7 million is mainly driven by the increase on prepaid expenses on insurances combined with transaction costs linked to the LPC and ATM
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equity facilities signed on September 3, 2020 for an amount of €0.5 million subject to capitalization and to be offset against a future capital raise.